STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

Grant date	September 28, 2021
Share price at date of grant	$5.26
Exercise price at date of grant	$0.001
Volatility	99.91%
Warrant life	5 years
Dividend yield	0%
Risk-free interest rate	1.02%
Average fair value at grant date	$5.26

SUMMARY OF WARRANT ACTIVITY

The following is a summary of the warrant activity for the year ended December 31, 2021:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	-	-	-
Exercisable at January 1, 2021	-	-	-
Granted	650,000	0.001	5.00
Exercised/surrendered	(499,751)	0.001	4.75
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2021	150,249	$0.001	4.74
Exercisable at December 31, 2021	150,249	$0.001	4.74

Freight App Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The fair value of options and share awards granted under the stock option plan during the years ended December 31, 2021 and 2020 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2021	2020
Risk-free interest rates	0.986%	0.20%
Expected life of options	5 years	5 years
Expected volatility	78.50%	104.20%
Expected dividend yield	0.00%	0.00%

SUMMARY OF WARRANT ACTIVITY

The table below summarizes the Company’s warrant activities:

	Number of Common Shares Warrants	Number of Series Seed Shares Warrants	Number of Series A Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2019	9,050	7,224	-	$5.00 to 10.38	$7.39
Granted	-	-	1,573,362	0.00001 to 0.60	0.40
Forfeited	-	-	-	-	-
Exercised	-	-	(807,500)	0.00001 to 0.60	0.54
Balance at December 31, 2020	9,050	7,224	765,862	0.00001 to 10.38	0.40
Forfeited	-	-	-	-	-
Exercised	-	-	(765,862)	0.25	0.25
Balance at December 31, 2021	9,050	7,224	-	$0.00001 to 10.38	$7.39

SCHEDULE OF PREFERRED STOCK ISSUED

The different classes of preferred stock issued are set forth below:

	December 31, 2021	December 31, 2020
Series A1-A Preferred Shares	7,758,328	7,758,328
Series A2 Preferred Shares	2,192,738	1,426,876
Series A1-B Preferred Shares	2,977,544	2,977,544
Total	12,928,610	12,162,748